Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other	Total
At 1 January 2020	15,110	1,620	1,281	919	2,021	20,951
Exchange adjustments	96	9	1	25	84	215
Increase (decrease) in existing provisions	(686)	297	260	1,429	974	2,274
Write-back of unused provisions	(11)	(88)	(12)	(17)	(341)	(469)
Unwinding of discount	369	39	18	—	11	437
Utilization	(7)	(246)	(508)	(687)	(378)	(1,826)
Reclassified to other payables	(245)	—	(129)	—	(86)	(460)
Reclassified as liabilities directly associated with assets held for sale	(10)	—	—	—	—	(10)
Deletions	(140)	(2)	(1)	—	(8)	(151)
At 31 December 2020	14,476	1,629	910	1,669	2,277	20,961
Of which – current	428	273	260	1,621	1,179	3,761
– non-current	14,048	1,356	650	48	1,098	17,200